Capital and financing transactions	3 Months Ended
Jan. 31, 2020
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Capital and financing transactions
12.	Capital and financing transactions
Common shares
Normal Course Issuer Bid
On May 30, 2019, the Bank announced that OSFI and the Toronto Stock Exchange have approved a normal course issuer bid (the “2019 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares. Purchases under the 2019 NCIB commenced on June 4, 2019 and terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2019 NCIB, (ii) the Bank providing a notice of termination, or (iii) June 3, 2020. On a quarterly basis, the Bank will notify OSFI prior to making purchases.
Under the 2019 NCIB, the Bank has cumulatively repurchased and cancelled approximately 9.8 million common shares at an average price of $72.35 per share.
During the quarter ended January 31, 2020, the Bank repurchased and cancelled approximately 3.6 million common shares at a volume weighted average price of $74.63 per share for a total amount of $268 million.